Schedule of trade and other receivables (Details) - GBP (£) £ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade receivables		£ 33	£ 95	£ 22
Prepayments		607	258	151
Other receivables		394	219	3,444
Total trade and other receivables		1,034	572	3,617
Less: non-current portion (rental deposit and on bond)				(2,625)
Current portion	£ 1,243	£ 1,034	£ 572	£ 992